OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

(in thousands of $)	2013	2012
Accrued charter hire	400	322
Deferred gain on sale and leaseback	1,287	3,609
Other	1,229	3,413
	2,916	7,344